Vanguard Global Equity Fund Expense Example - Retail Prospectus [Member] - Vanguard Global Equity Fund - Investor Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	$ 480